CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Profit for the year		£ 3,006	£ 4,506	[1]	£ 3,999	[1]
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax		(1,433)
Tax		316
		(1,117)	120		482
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Tax		12
		12
Gains and losses attributable to own credit risk:
(Losses) gains before tax		(419)
Tax		113
		(306)	389		(40)
Share of other comprehensive income of associates and joint ventures			8
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value		(30)
Income statement transfers in respect of disposals		(196)
Impairment recognised in the income statement		(1)
Tax		71
		(156)
Movement in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income		1,209
Net income statement transfers		(608)
Tax		(148)
		453	(354)		(731)
Currency translation differences (tax: nil)		(12)	(8)		(32)
Other comprehensive income for the year, net of tax		(1,126)	(113)		(395)
Total comprehensive income for the year		1,880	4,393		3,604
Total comprehensive income attributable to ordinary shareholders		1,333
Total comprehensive income attributable to other equity holders		466
Total comprehensive income attributable to equity holders		1,799
Total comprehensive income attributable to non-controlling interests		£ 81
Previously stated [member]
Profit for the year	[1]		4,506		3,999
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	[1]		167		628
Tax	[1]		(47)		(146)
	[1]		120		482
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	[1]		(97)
Tax	[1]		22
	[1]		(75)
Gains and losses attributable to own credit risk:
(Losses) gains before tax	[1]		533		(55)
Tax	[1]		(144)		15
	[1]		389		(40)
Share of other comprehensive income of associates and joint ventures	[1]		8
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	[1]		(37)
Income statement transfers in respect of disposals	[1]		(275)
Impairment recognised in the income statement	[1]
Tax	[1]		119
	[1]		(193)
Change in fair value	[1]				303
Income statement transfers in respect of disposals	[1]				(446)
Income statement transfers in respect of impairment	[1]				6
Tax	[1]				63
	[1]				(74)
Movement in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	[1]		234		(363)
Net income statement transfers	[1]		(701)		(651)
Tax	[1]		113		283
	[1]		(354)		(731)
Currency translation differences (tax: nil)	[1]		(8)		(32)
Other comprehensive income for the year, net of tax	[1]		(113)		(395)
Total comprehensive income for the year	[1]		4,393		3,604
Total comprehensive income attributable to ordinary shareholders	[1]		3,862		3,099
Total comprehensive income attributable to other equity holders	[1]		433		415
Total comprehensive income attributable to equity holders	[1]		4,295		3,514
Total comprehensive income attributable to non-controlling interests	[1]		£ 98		£ 90

[1]	Restated, see note 1.